CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED STATEMENTS OF CASH FLOWS
Net loss	$ (2,051,182)	$ (10,727,642)	$ (34,427,734)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation	281,944	600,995	1,023,871
Depreciation and amortization	543,861	1,048,398	3,388,950
Impairment of intangible assets	0	0	20,993,137
Impairment of goodwill			6,232,770
Deferred taxes			(4,826,059)
Provision for Seed Music receivable			980,000
Bad debt provision (reversal credited to income)		988,135	(310,699)
Gain on derecognition of aged operating liabilities	(13,891)	(206,533)	(2,938,250)
Exchange losses (gains)	344,667	226,641	(133,064)
Equity in losses of affiliated companies	16,879
Gain from disposal of equity interest in affiliate		(1,451,979)
Gains on disposal of property and equipment	(114,379)	(403)	(237,874)
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
Accounts receivable	22,490	(1,037,273)	260,100
Prepaid expenses and other current assets	(37,345)	(104,388)	137,414
Amount due from related parties	(8,221)	6,563,757	(2,093,669)
Deposits and other non-current assets	347,963	(9,281)
Accounts payable	(236,377)	(676,200)	1,295,525
Accrued expenses and other current liabilities	(290,556)	(1,207,465)	(1,123,760)
Amount due to related parties	(328,516)	783,970	255,094
Net cash used in operating activities	(1,522,663)	(5,209,268)	(11,524,248)
Investing activities:
Purchases of property and equipment	(22,601)	(209,539)	(29,566)
Proceeds from disposal of property and equipment	114,379	1,510	238,087
Payment for licensed video copyright			(67,999)
Proceeds from disposal of equity interest in affiliate		1,451,979
Loan repayments from related parties under common control of Shanda		498,583	3,300,000
Cash paid for investment in affiliate	(46,312)
Net cash provided by investing activities	45,466	1,742,533	3,440,522
Financing activities:
Proceeds from exercise of stock options	84,975	338,563	46,400
Repurchase of ordinary shares			(58,147)
Cash received from third party to fund investment in affiliate	46,312
Borrowings from related party	4,631,190
Equity contribution from Shanda		5,847,070
Repayment of borrowings from related parties under common control of Shanda			(3,303,760)
Net cash provided by (used in) financing activities	4,762,477	6,185,633	(3,315,507)
Effect of exchange rate changes on cash and cash equivalents	32,318	(9,800)	(524)
Net increase (decrease) in cash and cash equivalents	3,317,598	2,709,098	(11,399,757)
Cash and cash equivalents, beginning of year	4,380,328	1,671,230	13,070,987
Cash and cash equivalents, end of year	7,697,926	4,380,328	1,671,230
Supplemental disclosure of cash flow information:
Loan interest paid to related parties			210,909
Supplemental disclosure of non-cash investing and financing activities:
Accounts payable related to purchase of property and equipment	1,001	2,157	19,779
Amount due to related parties related to purchase of property and equipment	784,504		$ 190,837
Financing of equity interest in affiliate with long-term service obligation	138,936
Net effect of borrowings from and receivables due from Shanda affiliates waived as to repayment and recharacterized as equity contribution		$ 5,405,317
Refinancing of related party loan - assumption of loan by Shanda affiliate from former related party	$ 4,888,674